Note 2 - Summary of significant accounting policies: Employee benefits (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Employee benefits

Employee benefits

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $545,804, $244,825 and $257,024 for the years ended December 31, 2025, 2024 and 2023, respectively.